Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Interest received	$ 75,013	$ 78,349	$ 81,016
Fees received	12,215	11,459	10,926
Other income received			1
Proceeds from sales of loans	106,179	107,495	154,424
Origination of loans held for sale	(111,040)	(108,038)	(153,978)
Interest paid	(18,642)	(25,196)	(31,538)
Cash paid to suppliers and employees	(36,221)	(31,314)	(39,649)
Income taxes paid	(7,666)	(8,712)	(8,504)
Net cash provided by operating activities	19,838	24,043	12,698
Cash flows from investing activities:
Purchase of available-for-sale securities	(252,525)	(476,633)	(302,570)
Proceeds from maturities and paydowns of available-for-sale securities	197,133	384,761	191,216
Proceeds from sale of available-for-sale securities	26,452	59,532	56,452
Purchase of held-to-maturity securities	(3,348)	(3,452)	(3,181)
Proceeds from maturities and paydowns of held-to-maturity securities	2,195	2,199	2,085
Loans made to customers, net of repayments	(47,353)	(4,030)	(32,989)
Purchase of bank premises and equipment	(4,987)	(2,603)	(1,505)
Proceeds from sale of other assets	94	132	367
Proceeds from sale of other real estate	4,020	3,618	3,482
Net cash used in investing activities	(78,319)	(36,476)	(86,643)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	92,092	100,164	43,228
Net increase (decrease) in time deposits	(17,332)	(79,588)	18,978
Net increase (decrease) in securities under agreements to repurchase	883	37	(948)
Repayments of Federal Home Loan Bank advances, net		(13)	(13,798)
Dividends paid	(4,348)	(4,300)	(4,379)
Proceeds from sale of common stock pursuant to dividend reinvestment	3,218	3,052	3,459
Proceeds from sale of common stock pursuant to exercise of stock options	110	76	371
Repurchase of common shares	(250)	(225)	(697)
Net cash provided by financing activities	74,373	19,203	46,214
Net increase (decrease) in cash and cash equivalents	15,892	6,770	(27,731)
Cash and cash equivalents at beginning of year	38,282	31,512	59,243
Cash and cash equivalents at end of year	54,174	38,282	31,512
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	10,050	9,027	11,567
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	4,228	2,781	2,167
Provision for loan losses	8,678	14,834	7,828
Share based compensation expense	24	20	22
Provision for deferred taxes	(1,471)	(2,618)	(1,939)
Loss on sales of other real estate	3,560	1,113	822
Loss on sales of other assets	15	21	51
Security gains	(192)	(532)	(500)
Loss on restricted equity securities			88
Increase in loans held for sale	(6,930)	(2,818)	(1,486)
Increase (decrease) in taxes payable	350	(266)	614
Decrease (increase) in other assets	954	1,954	(6,255)
Decrease in accrued interest receivable	322	1,311	794
Decrease in interest payable	(752)	(1,144)	(743)
Increase (decrease) in accrued expenses	1,002	360	(332)
Total adjustments	9,788	15,016	1,131
Net cash provided by operating activities	19,838	24,043	12,698
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $2,612 in 2011, $1,782 in 2010, and $59 in 2009	4,211	(2,874)	96
Non-cash transfers from loans to other real estate	17,170	15,820	4,599
Non-cash transfers from other real estate to loans	4,214	1,272	1,364
Non-cash transfers from loans to other assets	$ 77	$ 171	$ 359